TAXES ON INCOME (Summary of Taxes On Income Summary) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current taxes	$ 3,255	$ 6,865	$ 18,287
Deferred taxes	582	(1,986)	(3,466)
Actual tax expense	3,837	4,879	14,821
Domestic	1,079	2,820	10,741
Foreign	2,758	2,059	4,080
Taxes on income	$ 3,837	$ 4,879	$ 14,821